Registration Nos. 333-82982
811-08561

As filed With the Securities and Exchange Commission on February 26, 2003

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ X ]

                                      Pre-Effective Amendment No.       [     ]

                                      Post-Effective Amendment No.     [  2  ]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                                              [ X ]

                                         Amendment No.                          [  7  ]

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)

2727-A Allen Parkway
Houston, Texas 77019-2191
(Address of Depositor=s Principal Executive Offices) (Zip Code)

Depositor=s Telephone Number, including Area Code (713) 831-8470

Lauren W. Jones, Esq.
Deputy General Counsel
American General Life Companies, LLC
2929 Allen Parkway
Houston, Texas 77019-2191
(Name and Address of Agent for Service)

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It is proposed that this filing will become effective (check appropriate box)

             [       ]     immediately upon filing pursuant to paragraph (b)

             [       ]     on (date) pursuant to paragraph (b)

             [  X  ]     80 days after filing pursuant to paragraph (a)(1)

             [       ]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[      ]    This post-effective amendment designates a new effective date for a previously filed post-
             effective amendment.

NOTE:

This Post-Effective Amendment No. 2 to the Form N-6 Registration Statement No. 333-82982 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purpose of delaying the date that this Registration Statement will become effective. All other information regarding this Registration Statement, including the Prospectus, Statement of Additional Information, and Part C was previously filed in Registrant's Post-Effective Amendment No. 1 on December 18, 2002, and is incorporated herein by reference thereto.

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POWERS OF ATTORNEY

          Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 25th day of February, 2003.

                                                                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                                                  SEPARATE ACCOUNT VL-R
                                                                  (Registrant)

                                                      BY:     AMERICAN GENERAL LIFE INSURANCECOMPANY
                                                                  (On behalf of the Registrant and itself)

                                                     BY:     /s/  ROBERT F. HERBERT, JR.
                                                                 Robert F. Herbert, Jr.
                                                                 Senior Vice President, Treasurer and
                                                                      Controller

[SEAL]

ATTEST:     /s/  LAUREN W. JONES
                    Lauren W. Jones
                    Assistant Secretary


          Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                 Title                                   Date

/s/  RODNEY O. MARTIN, JR.             Director and Chairman            February 25, 2003
Rodney O. Martin, Jr.

/s/  DAVID L. HERZOG                        Director and Chief                   February 25, 2003
David L. Herzog                                     Financial Officer

/s/  ROYCE G. IMHOFF, II                   Director and President            February 25, 2003
Royce G. Imhoff, II

/s/  M. BERNARD AIDINOFF              Director                                   February 25, 2003
M. Bernard Aidinoff

/s/  DAVID J. DIETZ                             Director                                  February 25, 2003
David J. Dietz

/s/  NICHOLAS A. O'KULICH              Director                                 February 25, 2003
Nicholas A. O'Kulich

/s/  GARY D. REDDICK                       Director                                February 25, 2003
Gary D. Reddick

/s/  MARTIN J. SULLIVAN                  Director                                February 25, 2003
Martin J. Sullivan